Share-based payments - Summary of outstanding shares granted and valuation inputs (Detail) - Restricted share units [member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU outstanding, beginning balance	688,779	781,881
Forfeited	(4,310)	(35,689)
Vested	(68,311)	(57,413)
RSU outstanding, ending balance	616,158	688,779